Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 43,337	$ 39,679
Asset Management
Disclosure of operating segments [line items]
Revenue	5,037	4,554
Asset Management | United States
Disclosure of operating segments [line items]
Revenue	4,505	4,185
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	174	32
Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	311	326
Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	47	11
Corporate
Disclosure of operating segments [line items]
Revenue	980	1,132
Corporate | United States
Disclosure of operating segments [line items]
Revenue	169	129
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	725	903
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	79	93
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	$ 7	$ 7